Cover	3 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	SRx HEALTH SOLUTIONS, INC.
Entity Central Index Key	0001471727
Entity Tax Identification Number	83-4284557
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	801 US Highway 1
Entity Address, City or Town	North Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	(212)
Local Phone Number	896-1254
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	801 US Highway 1
Entity Address, City or Town	North Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	(212)
Local Phone Number	896-1254
Contact Personnel Name	Kent Cunningham